Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Breakdown of share-based payments expenses on entity's profit or loss
The breakdown is as follows:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Cost of revenue	$42	$57	$159
Research and development	$1,394	$2,109	$1,758
Sales and marketing	$529	$970	$1,132
General and administrative	$1,020	$1,999	$2,428
Total	$2,985	$5,135	$5,477

Summary of movement in number and WAEP of stock options	The following table illustrates the number of shares (ADS equivalents are not presented) and weighted average exercise prices (WAEP) of, and movements in, stock options and warrants during the period:

	December 31,
	2020		2021		2022
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	5,771,960	$3.46	5,687,367	$3.41	5,233,437	$1.73
Granted during the year	252,000	$1.51	1,076,000	$1.55	1,110,288	$0.70
Forfeited during the year	(207,265)	$1.84	(139,722)	$1.85	(85,400)	$1.78
Exercised during the year(1)	(24,828)	$1.29	(94,008)	$1.47	—	$—
Expired during the year	(104,500)	$5.21	(1,296,200)	$8.35	(389,804)	$2.05
Outstanding at period end	5,687,367	$3.41	5,233,437	$1.73	5,868,521	$1.51
Of which, warrants for consultants equivalent to employees	155,500	$2.30	203,000	$1.79	487,288	$1.29
Exercisable at period end	5,180,701	$3.45	3,977,831	$1.79	4,685,828	$1.70
Of which, warrants for consultants equivalent to employees	155,500	$2.30	165,667	$1.72	228,595	$1.73
(1)The weighted average share estimated fair value at the dates of exercise of these options was, $1.78 in 2021 and $1.72 in 2020.

The following table illustrates the number of, and movements in, restricted shares awards (RSA) based on the number of ordinary shares (ADS equivalents are not presented) during the period:

	December 31,
	2020	2021	2022
Outstanding at January 1,	5,883,187	9,525,135	10,379,481
Granted during the year	5,475,616	4,426,496	10,550,820
Forfeited during the year	(165,528)	(628,186)	(736,282)
Vested during the year	(1,668,140)	(2,943,964)	(3,441,468)
Outstanding at period end	9,525,135	10,379,481	16,752,551

Fair value assumptions for determining value of the grants	The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2020, 2021 and 2022:

	December 31,
	2020	2021	2022
Dividend yield (%)	—	—	—
Expected volatility (%)	57	59	57
Risk–free interest rate (%)	—	—	1.25 to 2.1
Assumed annual lapse rate of awards (%)	12 for all except 2 for warrants and a limited group of beneficiaries	15 for all except 2 for warrants and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	1.33	1.22	0.89
Model used	Binomial	Binomial	Binomial

Fair value assumptions for determining value of the grants	The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2020, 2021 and 2022:

	December 31,
	2020	2021	2022
Dividend yield (%)	—	—	—
Expected volatility (%)	57	59	57
Risk–free interest rate (%)	—	—	1.25 to 2.1
Assumed annual lapse rate of awards (%)	12 for all except 2 for warrants and a limited group of beneficiaries	15 for all except 2 for warrants and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	1.33	1.22	0.89
Model used	Binomial	Binomial	Binomial